Consolidated Balance Sheet (USD $)	Sep. 30, 2013	Sep. 30, 2012
Current Assets
Cash and cash equivalents	$ 13,923	$ 20,381
Accounts receivable	481	685
Prepaid expenditures	686	649
Total Current Assets	15,090	21,715
Property, plant and equipment	56,636	54,465
Total Assets	71,726	76,180
Current Liabilities
Accounts payable and accrued liabilities	1,175	1,295
Total Current Liabilities	1,175	1,295
Asset retirement obligation	248	308
Total Liabilities	1,423	1,603
Shareholders' Equity
Share capital	114,541	114,541
Warrants	1,168	1,168
Contributed surplus	5,117	4,880
Deficit	(50,523)	(46,012)
Total Shareholders' Equity	70,303	74,577
Total Liabilities and Stockholders' Equity	71,726	76,180
Commitments	$ 0	$ 0